11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of Geographical Segment Reporting Information
	2019	2018
Non-current assets
USA	$531,083	$590,349
Peru	468,515	1,017,093
Canada	2,772,474	1,691,693
	$3,772,072	$3,299,135